April 28, 2011	Mark C. Amorosi
D202.778.9351
F202.778.9100
mark.amorosi@klgates.com

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	EQ Advisors Trust—Post-Effective Amendment No. 79 to the Registration
Statement on Form N-1A (File Nos. 811-07953 and 333-17217)

Ladies and Gentlemen:

Please find enclosed for filing on behalf of EQ Advisors Trust (the “Trust”), pursuant to the Securities Act of 1933, as amended (the “1933 Act”), and Regulation C thereunder, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, Post-Effective Amendment No. 79 (the “Post-Effective Amendment”) to the Trust’s Registration Statement on Form N-1A (the “Registration Statement”). This transmission contains a conformed signature page. The manually signed original of this document is maintained at the offices of the Trust.

The Trust is filing the Post-Effective Amendment to respond to comments received on March 21, 2011 from the staff of the U.S. Securities and Exchange Commission (the “SEC”) on Post-Effective Amendment No. 77 to the Trust’s Registration Statement as filed with the SEC on February 3, 2011, to include exhibits and other information not included in Post-Effective Amendment No. 77 and to make other minor clarifying, updating and stylistic changes. The Post-Effective Amendment is marked to show changes from Post-Effective Amendment No. 77, with the exception of Part C, which is marked to show changes from Post-Effective Amendment No. 78 to the Trust’s Registration Statement, which was filed with the SEC on April 15, 2011.

The Post-Effective Amendment will become effective on May 1, 2011 in accordance with Rule 485(b) under the 1933 Act.

April 28, 2011

If you have any questions or comments concerning the foregoing, please do not hesitate to contact me at (202) 778-9351 or Andrea Ottomanelli Magovern at (202) 778-9178.

Sincerely,

/s/ Mark C. Amorosi

Mark C. Amorosi

Enclosure

cc:	Patricia Louie, Esq.
William MacGregor, Esq.
AXA Equitable Life Insurance Company

Clifford J. Alexander, Esq.
Andrea Ottomanelli Magovern, Esq.
Sarah E. Connolly, Esq.
K&L Gates LLP